UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8568

John Hancock Bank and Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Bank and Thrift Opportunity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

Ticker | BTO

Bank and Thrift Opportunity Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Common Stocks 96.39%		$329,005,862

(Cost $320,387,709)

Financials 96.39%		329,005,862

Commercial Banks 79.00%
1st United Bancorp, Inc. (I)	346,472	2,054,579
Ameris Bancorp (I)	236,991	2,398,349
Anchor Bancorp (I)	88,416	809,006
Avenue Bank (I)(R)	300,000	1,272,617
Bank of Marin Bancorp	4,520	174,065
Bar Harbor Bankshares	34,552	984,386
BB&T Corp.	493,002	12,660,291
Bond Street Holdings LLC, Class A (I)(S)	291,804	5,981,982
Boston Private Financial Holdings, Inc.	49,015	339,674
Bridge Capital Holdings (I)	150,564	1,689,328
Bryn Mawr Bank Corp.	80,000	1,609,600
California United Bank (I)	83,002	896,422
Camden National Corp.	36,776	1,175,729
Centerstate Banks, Inc.	395,460	2,582,354
Citizens Republic Bancorp, Inc. (I)	414,821	3,812,205
City Holding Company	47,798	1,494,643
Comerica, Inc.	287,393	9,205,198
Cullen/Frost Bankers, Inc.	251,048	13,526,466
CVB Financial Corp.	265,747	2,575,088
DNB Financial Corp.	78,515	820,482
East West Bancorp, Inc.	558,155	10,359,357
Eastern Virginia Bankshares, Inc. (I)	69,998	213,494
ECB Bancorp, Inc.	27,504	357,827
Evans Bancorp, Inc.	44,524	613,095
Fifth Third Bancorp	414,093	5,238,276
First Bancorp, Inc.	146,499	2,157,930
First California Financial Group, Inc. (I)	198,849	727,787
First Horizon National Corp.	180,033	1,618,497
First Merchants Corp.	78,181	699,720
First Southern Bancorp, Inc., Class B (I)	78,390	901,485
FNB Corp.	960,203	9,602,030
Glacier Bancorp, Inc.	223,556	2,937,526
Hancock Holding Company	232,176	7,650,199
Heritage Commerce Corp. (I)	387,733	1,934,788
Heritage Financial Corp.	134,466	1,752,092
Heritage Oaks Bancorp (I)	650,719	2,498,761
Horizon Bancorp	20,308	560,298
Huntington Bancshares, Inc.	406,924	2,459,856
Independent Bank Corp. - MA	195,961	5,202,765
Lakeland Financial Corp.	54,942	1,238,942
M&T Bank Corp.	94,160	8,120,358
MainSource Financial Group, Inc.	21,212	195,999
MB Financial, Inc.	296,947	5,995,360
NewBridge Bancorp. (I)	15,600	75,036
Northrim BanCorp, Inc.	77,232	1,524,560
Pacific Continental Corp.	195,981	1,928,453
Park National Corp.	26,127	1,610,468
Park Sterling Corp. (I)	293,418	1,376,130
Peoples Bancorp, Inc.	42,726	509,721
PNC Financial Services Group, Inc.	309,372	16,795,806
Prosperity Bancshares, Inc.	111,554	4,632,838
Renasant Corp.	37,311	570,858

1

Bank and Thrift Opportunity Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Financials (continued)

Sandy Spring Bancorp, Inc.	54,695	$977,400
Sierra Bancorp	140,000	1,612,800
Southcoast Financial Corp. (I)	70,854	187,763
Sun Bancorp, Inc. (I)	283,290	883,865
SunTrust Banks, Inc.	348,113	8,525,287
SVB Financial Group (I)	212,782	12,983,958
Synovus Financial Corp.	2,079,408	3,805,317
Talmer Bank & Trust Company (I)(R)	462,595	3,308,612
TCF Financial Corp.	599,694	7,628,108
TriCo Bancshares	202,536	3,001,584
Trustmark Corp.	90,000	1,961,100
U.S. Bancorp	601,613	15,678,035
Union First Market Bankshares Corp.	103,114	1,283,769
United Bancorp, Inc. (I)	315,013	945,039
Univest Corp. of Pennsylvania	19,000	282,530
Washington Banking Company	67,556	876,201
Washington Trust Bancorp, Inc.	123,905	2,822,556
Wells Fargo & Company	604,108	16,878,778
WesBanco, Inc.	130,961	2,691,249
Westamerica Bancorp.	30,499	1,431,318
Wilshire Bancorp, Inc. (I)	547,168	1,805,654
Zions Bancorporation	545,734	11,951,575

Diversified Financial Services 8.89%
Bank of America Corp.	1,278,555	12,414,769
JPMorgan Chase & Company	443,587	17,943,094

Thrifts & Mortgage Finance 8.50%
Berkshire Hill Bancorp, Inc.	358,903	7,867,154
Citizens South Banking Corp.	343,181	1,410,474
First Defiance Financial Corp. (I)	125,381	1,838,085
First Financial Holdings, Inc.	118,506	984,785
Flushing Financial Corp.	126,781	1,561,942
Heritage Financial Group, Inc.	95,762	1,128,076
Hingham Institution for Savings	80,000	4,240,000
Home Federal Bancorp, Inc.	125,986	1,346,790
Kaiser Federal Financial Group, Inc.	109,586	1,399,413
New York Community Bancorp, Inc.	250,191	3,385,084
Viewpoint Financial Group	69,957	910,840
WSFS Financial Corp.	73,787	2,930,082

	Shares	Value

Preferred Securities 1.71%		$5,832,908

(Cost $4,619,727)

Financials 1.71%		5,832,908

Commercial Banks 0.77%
First Southern Bancorp, Inc. (I)(J)	134	556,517
Monarch Financial Holdings, Inc., Series B, 7.800%	38,925	1,012,050
Zions Bancorporation, Series C, 9.500%	40,371	1,066,198

Diversified Financial Services 0.94%
Bank of America Corp., Series MER, 8.625%	74,849	1,911,643
Citigroup Capital XII (8.500% to 3/30/2015, then 3 month LIBOR +
5.870%)	50,000	1,286,500

2

Bank and Thrift Opportunity Fund
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 0.15%				$513,719

(Cost $430,421)

Financials 0.15%				513,719

Commercial Banks 0.15%
Regions Financial Corp.	7.375	12/10/37	544,000	513,719

Capital Preferred Securities 0.09%				$322,947

(Cost $261,823)

Financials 0.09%				322,947

Commercial Banks 0.09%
Banponce Trust I, Series A	8.327	02/01/27	360,000	322,947

			Shares	Value

Warrants 0.32%				$1,103,172

(Cost $1,713,918)

Financials 0.32%				1,103,172

Commercial Banks 0.28%
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)(J)			93,762	885,113
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $17.77) (I)(J)			33,222	74,750

Thrifts & Mortgage Finance 0.04%
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)(J)			27,297	143,309

		Maturity	Par value
	Yield	date		Value

Certificate of Deposit 0.02%				$67,004

(Cost $67,004)

Country Bank For Savings	1.640	08/28/12	1,879	1,879
First Bank Richmond	2.226	12/05/13	19,076	19,076
First Bank System, Inc.	0.992	04/01/13	4,809	4,822
First Federal Savings Bank of Louisiana	0.100	10/03/11	3,024	3,024
Framingham Cooperative Bank	2.000	09/12/11	3,711	3,711
Home Bank	0.867	12/04/13	18,442	18,442
Midstate Federal Savings and Loan	1.189	05/27/12	1,935	1,935
Mount Mckinley Savings Bank	0.400	12/05/11	1,682	1,682
Mt. Washington Bank	1.500	10/31/11	1,778	1,778
Newburyport Bank	1.250	10/22/12	2,010	2,010
Newton Savings Bank	0.999	05/30/13	1,891	1,893
OBA Federal Savings and Loan	1.050	12/15/11	1,287	1,287
Plymouth Savings Bank	0.600	04/21/13	1,908	1,908
Randolph Savings Bank	1.000	09/23/11	1,854	1,854
Salem Five Cents Savings Bank	0.600	12/19/11	1,703	1,703

3

Bank and Thrift Opportunity Fund
As of 7-31-11 (Unaudited)

	Par value	Value

Short-Term Investments 1.53%		$5,211,000

(Cost $5,211,000)

Repurchase Agreement 1.53%		5,211,000

Repurchase Agreement with State Street Corp. dated 7-29-11 at
0.010% to be repurchased at $5,211,004 on 8/1/2011, collateralized by $5,320,000 Federal Home Loan Mortgage Corp., 0.010% due
12-29-11 (valued at $5,320,000, including interest)	5,211,000	5,211,000

Total investments (Cost $332,691,602)† 100.21%		$342,056,612

Other assets and liabilities, net (0.21%)		($730,674)

Total net assets 100.00%		$341,325,938

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(J) These securities were issued under the U.S. Treasury Department's Capital Purchase Program.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

					Value as a
	Original		Beginning	Ending	percentage
	Acquisition		share	share	of Fund's	Value as
Issuer, description	date	Acquisition cost	amount	amount	net assets	of 7-31-11

Avenue Bank	1-29-07	$3,000,000	300,000	300,000	0.37%	$1,272,617
Talmer Bank &
Trust Company	4-30-10	$2,775,570	462,595	462,595	0.96%	$3,308,612

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $332,696,224. Net unrealized appreciation aggregated $9,360,388, of which $40,960,986 related to appreciated investment securities and $31,600,598 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2011, by major security category or type:

	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	7/31/2011	Price	Inputs	Inputs

Common Stocks
Commercial Banks	$269,645,274	$259,082,063	$5,981,982	$4,581,229
Diversified Financial Services	30,357,863	30,357,863	-	-
Thrifts & Mortgage Finance	29,002,725	29,002,725	-	-
Preferred Securities
Commercial Banks	2,634,765	2,078,248	-	556,517
Diversified Financial Services	3,198,143	3,198,143	-	-
Corporate Bonds
Commercial Banks	513,719	-	513,719	-
Capital Preferred Securities
Commercial Banks	322,947	-	322,947	-
Warrants	1,103,172	1,103,172	-	-
Certificate of Deposit	67,004	-	67,004	-
Short-Term Investments	5,211,000	-	5,211,000	-

Total investments in Securities	$342,056,612	$324,822,214	$12,096,652	$5,137,746

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine months ended July 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		Preferred
	Common Stocks	Securities	Total

Balance as of 10-31-10	$2,918,657	$61,919	$2,980,576
Realized gain (loss)	-	-	-
Changed in unrealized appreciation
(depreciation)	1,662,572	494,598	2,157,170
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 7-31-11	$4,581,229	$556,517	$5,137,746
Change in unrealized at period end*	1,662,572	494,598	$2,157,170

*Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Bank and Thrift Opportunity Fund.

P90Q3 7/11
9/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 20, 2011

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 20, 2011